13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2025
Notes
13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

13.RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

The Company’s related parties include directors, key management personnel of the Company, including the Chief Executive Officer, Chief Operating Officer (the “COO”), Chief Financial Officer (“CFO”), Vice President of Capital Markets and Vice President of Exploration and their companies and close family members.

A summary of the Company’s related party transactions and key management compensation is as follows:

	2025	2024
	$	$
Directors’ fees	51,280	123,035
Exploration personnel and program support (1)	658,592	371,233
Management fees	719,071	562,246
Change of control payment to former officer in management fees (2)	-	1,525,912
Professional fees	-	1,012,555
Share-based payments	770,158	458,100
Other income	-	(130,000)
	2,199,101	3,923,081

(1)Amounts relating to the compensation of the Vice President of Technical Services and the COO included in exploration and evaluation expenses.

(2)In December 2024, the Company filed a claim against the former CEO for reimbursement of this amount. The outcome of this lawsuit is not determinable as at the date of these financial statements.

A summary of the amounts due to related parties in accounts payable and accrued liabilities as at December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
	$	$
Payable to a company partially owned by a director	-	130,000
Payable to a company partially owned by the CFO	50,291	17,778
Payable to key management personnel	61,229	246
Payable to other related party	5,040	5,000
	116,560	153,024

As at December 31, 2025, other receivables include $nil (December 31, 2024 - $130,000) for consulting services rendered to a company partially controlled by a director.